Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Series A preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Series A preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Series A preferred stock, shares issued	19,000,000	19,000,000	19,000,000
Series A preferred stock, shares outstanding	19,000,000	19,000,000	19,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	38,502,954	38,502,954	38,502,954
Common stock, shares outstanding	38,502,954	38,502,954	38,502,954